ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements [Abstract]
Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used are as follows:

Classification	Life
Equipment	5-7 Years
Computer equipment	7 Years

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used are as follows:

Classification	Life
Equipment	5-7 Years
Computer equipment	7 Years

summarizes fair value measurements

The following table summarizes fair value measurements at November 30, 2014 for assets and liabilities measured at fair value on a recurring basis.

November 30, 2014

	Level 1	Level 2	Level 3
Derivative Liabilities	$-	$-	$118,363

The following table summarizes fair value measurements at August 31, 2014 for assets and liabilities measured at fair value on a recurring basis. There were no instruments subject to this classification at December 31, 2013.

August 31, 2014:

	Level 1	Level 2	Level 3
Derivative Liabilities	$-	$-	$118,363

Warrants

The assumptions used in valuing warrants issued during the three months ended November 30, 2014 were as follows:

Risk free interest rate	2.12%
Expected life	6.5 Years
Dividend yield	None
Volatility	30%
The assumptions used in valuing warrants issued during the eight months ended August 31, 2014 were as follows:
Risk free interest rate	2.12%
Expected life	7 Years
Dividend yield	None
Volatility	30%

Derivative liability

The following is a reconciliation of the derivative liability related to these warrants for the three months ended November 30, 2014:

Value at August 31, 2014	$118,363
Issuance of instruments	-
Change in value	-
Net settlements	-
Value at November 30, 2014	$118,363

The following is a reconciliation of the derivative liability related to these warrants for the eight months ended August 31, 2014:

Value at December 31, 2013	$—
Issuance of instruments	78,281
Change in value	40,082
Net settlements	—
Value at August 31, 2014	$118,363